Bank overdrafts and short-term borrowings	12 Months Ended
Dec. 31, 2024
Bank Overdrafts And Short Term Borrowings [Abstract]
Bank overdrafts and short-term borrowings

28. Bank overdrafts and short-term borrowings

Bank overdrafts and short-term borrowings as at December 31, 2024 and 2023 are analysed as follows:

	31/12/24	31/12/23
Bank overdrafts	3,328	2,037
Borrowings related to a recourse factoring agreement	10,665	10,752
Borrowings secured with trade receivables not part of factoring agreement	8,734	9,282
Borrowings unsecured	600	763
Total	23,327	22,834

The weighted average interest rates on the bank overdrafts and short-term borrowings for the years ended December 31, 2024 and 2023 are as follows:

	2024	2023
Bank overdrafts	7.02%	7.81%
Borrowings	6.37%	5.65%

As at December31, 2024, the unused portion of credit facilities available to the Group, for which no commitment fees are due, amount to 30,640 (31,130 as at December 31, 2023). Such unused portion is mainly related to a recourse factoring agreement for export-related trade receivables (28,412) and bank overdrafts (2,228).